Other current liabilities	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Other current liabilities
Note 1
3
. Other current liabilities

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
VAT Payables	291	130
Accruals for personnel related expenses	7,041	7,295
Other	1,037	1,072

Total	8,369	8,497

Accruals for personnel are related to annual bonuses, vacations accruals and social expenses on stock options. The increase in accruals for personnel related expenses between December 31, 2018 and December 31, 2019, is mainly driven by higher accrual for annual bonuses due to the increase of headcount recruited both in the United States and in France.
As of December 31, 2019 “Other” mainly include
payables to
fi
xed asset
 suppliers for $0.6 million
,
Board of Directors attendance fees for $0.3 million liabilities and other tax
liabilities for $0.2 million.
As of December 31, 2018 “Other” mainly include Board of Directors attendance fees for $0.3 million liabilities and subsidies liabilities for $0.3 million.